Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Goodwill impairment required	$ 0
Impairment charge	3,825,000
Impairment charge included in discontinued operations	534,000
Interest rate swap recorded in consolidated balance sheet	996,000	1,607,000
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Interest rate swap recorded in consolidated balance sheet	996,000	1,607,000
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Interest rate swap recorded in consolidated balance sheet	996,000
Significant Other Observable Inputs (Level 2) [Member] | Current Liabilities [Member] | Interest Rate Swap [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Interest rate swap recorded in consolidated balance sheet	392,000	271,000
Significant Other Observable Inputs (Level 2) [Member] | Noncurrent Liabilities [Member] | Interest Rate Swap [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Interest rate swap recorded in consolidated balance sheet	$ 604,000	$ 1,336,000